File Nos. 333-29337, 811-08257

As filed with the Securities and Exchange Commission on January 22, 2010

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        ☒

Pre-Effective Amendment No.     ☐

Post-Effective Amendment No. 28         ☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         ☒

Amendment No. 30        ☒

(Check appropriate box or boxes)

GE INSTITUTIONAL FUNDS

3001 Summer Street

Stamford, Connecticut 06905

(203) 326-4040

(Registrant’s Exact Name, Address and Telephone Number)

Jeanne M. La Porta, Esq.

Senior Vice President, Deputy General Counsel & Assistant Secretary

GE Asset Management Incorporated

3001 Summer Street

Stamford, Connecticut 06905

(Name and Address of Agent for Service)

Copy to:

David Hearth, Esq.

Paul, Hastings, Janofsky & Walker LLP

55 Second Street, 24th Floor

San Francisco, California 94105

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It Is Proposed That this Filing Will Become Effective (check appropriate box)

☐ Immediately upon Filing Pursuant to Paragraph (b) of Rule 485

☒ on January 29, 2010 Pursuant to Paragraph (b) of Rule 485

☐ 60 Days after Filing Pursuant to Paragraph (a)(1) of Rule 485

☐ on (date) Pursuant to Paragraph (a)(1) of Rule 485

☐ 75 Days after Filing Pursuant to Paragraph (a)(2) of Rule 485

☐ on (Date) Pursuant to Paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This post-effective amendment designates a new effective date for post-effective amendment no. 27 filed on November 6, 2009.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Stamford, State of Connecticut on this 22nd day of January, 2010.

By: /s/ Michael J. Cosgrove

      Michael J. Cosgrove

      President and Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Michael J. Cosgrove Michael J. Cosgrove	Trustee, President and Chairman of the Board (Chief Executive Officer)	1/22/10

/s/ John R. Costantino John R. Costantino*	Trustee	1/22/10

/s/ Matthew J. Simpson Matthew J. Simpson	Trustee	1/22/10

/s/ William J. Lucas William J. Lucas*	Trustee	1/22/10

/s/ Robert P. Quinn Robert P. Quinn*	Trustee	1/22/10

/s/ Eunice Tsang Eunice Tsang	Treasurer (Principal Financial Officer)	1/22/10

*	Signature affixed by Jeanne M. La Porta pursuant to a power of attorney dated October 30, 2007.

/s/ Jeanne M. La Porta

Jeanne M. La Porta